REDEEMABLE NON-CONTROLLING INTERESTS (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
REDEEMABLE NON-CONTROLLING INTERESTS
Balance at the beginning of the period	¥ 0
Addition	228,230
Balance at the end of the period	¥ 228,230
Lagou Information Limited
REDEEMABLE NON-CONTROLLING INTERESTS
Percentage of equity interest acquired	66.00%